Share-Based Payments - Additional Information (Details)		12 Months Ended
	Jul. 01, 2015	Jun. 30, 2024 tranche $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2015 tranche
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percentage of premium attached with time based vesting condition options		10.00%
Percentage of premium attached with performance based vesting condition options		0.00%
Employee share option plan, maximum number of options available for issuance | shares		10,000,000
Weighted average remaining contractual life of outstanding share options and loan funded		4 years 2 months 26 days	4 years 1 month 17 days	4 years 1 month 28 days
Number of tranches		3
Option exercise term in connection with cessation of employment		60 days
Reduction per option to share-based payment arrangements (in AUD per share) | $ / shares		$ 0.02
Modification made to share based payment arrangements		no	no	no
Weighted average share purchase price, granted no. (during the year) | $ / shares		$ 0.39	$ 0.66	$ 0.56
Dividend yield on shares underlying options		0.00%
Closing share market price of ordinary share | $ / shares		$ 0.99	1.14	0.61
Number of tranches					3
Weighted average remaining contractual life of outstanding share options	7 years
Issues Granted Since July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options		7 years
Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		1 year
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche One | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche One | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche One | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche One | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche One | Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		6 months
Tranche One | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		1
Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		2 years
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche Two | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche Two | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche Two | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche Two | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche Two | Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		9 months
Tranche Two | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		2
Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		3 years
Period of vesting requirements for share based payment arrangement		36 months
Tranche Three | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche Three | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche Three | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche Three | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche Three | Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		12 months
Tranche Three | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
Series 36(a&b) | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		2
Series 36(a&b) | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting		2
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting		3
Series 38a, 40a, 57 & 66
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		1
Series 39a | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		1
Series 39a | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		2
Series 51 & 75
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		2
Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		5
Series 63a | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
Series 63a | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		8
Series 85, 86, 87, 88 and 93
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
Series 87c
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
Series 87c | Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Series 87c | Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Series 87c | Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche Five | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		5
Series 87b | Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Series 87b | Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Series 87b | Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Series 87b | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		4
Series 87b | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		5
Series92
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		4
Series92 | Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Series92 | Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Series92 | Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Series Seventy Nine A&D | Bottom of range | Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		2
Series Seventy Nine A&D | Bottom of range | Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		3
Series Seventy Nine A&D | Bottom of range | Tranche Four
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		4
Series Seventy Nine A&D | Top of range | Tranche Five
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date		5
(in Australian dollars, in thousands, except percent data)
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.93		1.82
Weighted average share purchase price, granted no. (during the year) | $ / shares		$ 0.38	$ 1.08	$ 1.77